CUFUND
                                     ======




--------------------------------------------------------------------------------
                          SHORT-TERM MATURITY PORTFOLIO
                                        *
                            ADJUSTABLE RATE PORTFOLIO
--------------------------------------------------------------------------------




                                SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                                    11/30/96











    THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.










                    SOUTHWEST CORPORATE FEDERAL CREDIT UNION
                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

                                     CUFUND
                        THE CREDIT UNION FAMILY OF FUNDS


To Our Shareholders:

CUFUND, the Credit Union Family of Funds, has been serving natural person credit union investment needs since its inception in June 1992. During this period, the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio have given credit unions an excellent investment option.

CUFUND remains unique in the mutual fund industry as it is the only mutual fund to be advised by a credit union, Southwest Corporate Federal Credit Union. As a result, CUFUND is uniquely positioned to respond to the concerns and changes of natural person credit unions, as well as the continually changing regulatory environment. As the regulatory environment becomes more complex, we believe that the flexibility and investment expertise inherent to the portfolios of CUFUND will allow credit unions to continue to take advantage of all types of securities available to them in one easy package.

CUFUND has maintained a strong performance record since its inception. Over the past four years it has been our pleasure, Southwest Corporate Federal Credit Union, the adviser, SEI Fund Resources, the administrator and SEI Financial Services Company, the distributor, to offer CUFUND. We thank you for your support and participation in CUFUND.

Sincerely,


SIGNATURE
David G. Lee
President

CUFUND

INVESTMENT ADVISORY REPORT

SHORT-TERM MATURITY PORTFOLIO -- JIM DYKSTAL, MANAGER
                                 SOUTHWEST CORPORATE FEDERAL CREDIT UNION
                                 NOVEMBER 30, 1996


The investment objective of the Short-Term Maturity Portfolio is to seek a high level of income consistent with safety of capital. The primary investment strategy undertaken by the adviser of the portfolio was a modified "buy and hold" strategy. The assets of the Portfolio were distributed between U.S. Agency and various mortgage-backed securities (MBS). Usually, the securities in the Short-Term Maturity Portfolio maintain an average-weighted maturity of three years or less.

The Federal Reserve Board has kept the target rate on loans to depository institutions steady at 5.25% since February, 1996. The economy is showing signs of slowing down in the third and fourth quarter after it gained strength in the second quarter. The market has continued to rally as investors come to believe that the Federal Reserve Board will not tighten interest rates anytime soon. For example, the two year Treasury yield was 5.58% on November 30, 1996, down from 6.10% on September 30, 1996.

During the period September 30, 1996 to November 30, 1996, the adviser maintained the duration of the portfolio to approximately 1.20 years. The duration of the Portfolio was 1.43 years on September 30, 1996. At November 30, 1996, approximately 31% of the Portfolio was in whole loan MBS, 53% of the Portfolio was in agency MBS, 12% of the Portfolio was in Treasuries and 4% of the Portfolio was in cash or cash equivalents.

The Net Asset Value of the Portfolio increased from $9.80 on September 30, 1996 to $9.85 on November 30, 1996. The 30 day yield on the Short-Term Maturity Portfolio decreased from 5.36% on September 30, 1996 to 5.26% on November 30, 1996, reflective of the overall decrease in interest rates. The adviser will maintain a slightly bullish strategy, focusing on increasing the Portfolios duration to approximately 1.50 years to take advantage of the current interest rate environment. If the economy shows signs of strength and interest rates increase in response, the Portfolio will invest in shorter duration holdings.

CUFUND

INVESTMENT ADVISORY REPORT

ADJUSTABLE RATE PORTFOLIO -- MAURICE KERINS III, MANAGER
                             SOUTHWEST CORPORATE FEDERAL CREDIT UNION
                             NOVEMBER 30, 1996


The investment objective of the Adjustable Rate Portfolio is to seek high current income while maintaining principal stability. The investment strategy used to maintain principal stability has been to concentrate on securities whose interest rates reset monthly or semi-annually, based on the one-month and six-month London Interbank Offered Rate (LIBOR) for U.S. dollar deposits and certificates of deposit (CD) indices, and have relatively high lifetime interest rate caps. These types of securities tend to have a relatively short effective duration, thus helping to reduce net asset value (NAV) volatility.

The Federal Reserve Board has kept the target rate on loans to depository institutions steady at 5.25% since February, 1996. The economy showed signs of slowing down in the third and fourth quarter, through November 30, 1996, after it gained strength in the second quarter. The market has continued to rally as investors come to believe that the Federal Reserve Board will not tighten interest rates anytime soon. For example, the two year Treasury yield was 5.58% on November 30, 1996, down from 6.10% on September 30, 1996.

During the period September 30, 1996 to November 30, 1996, the adviser adopted a slightly bullish position and lengthened the duration of the portfolio from 0.45 years to approximately 0.60 years. At November 30, 1996, approximately 46% of the Portfolio was in one-month LIBOR floating rate securities, 31% of the Portfolio was in six-month CD and LIBOR floating rate securities, 12% was in cash or cash equivalents, and the remaining 11% was in securities based on other types of indices such as the one year Constant Maturity Treasury Index.

The Net Asset Value of the Portfolio increased from $9.98 on September 30, 1996 to $10.00 on November 30, 1996. The 30 day yield on the Adjustable Rate Portfolio increased to 5.72% on November 30, 1996 from 5.67% on September 30, 1996. The pickup in yield is due to investing cash into Adjustable Rate Mortgage Securities. The adviser will maintain a slightly bullish strategy, focusing on increasing the Portfolios duration to approximately 0.65 years to take advantage of the current interest rate environment. If the economy shows signs of strength and interest rates increase in response, the Portfolio will invest in shorter duration holdings.

STATEMENT OF NET ASSETS                                                   CUFUND
November 30, 1996                                                    (Unaudited)

SHORT-TERM MATURITY PORTFOLIO
-------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
-------------------------------------------------------
U.S. Agency Mortgage-Backed Obligations--52.4%
   FHLMC Class # 1275 VK CMO
     7.000%, 01/15/97               $     64   $     63
   FHLMC Class # 1465-C
     6.000%, 02/15/03                  1,000        997
   FHLMC Class # 1490-Pe
     5.750%, 07/15/06                  1,000        995
   FHLMC Class # 1640-F CMO
     5.838%, 10/15/07 (A)                366        366
   FHLMC Class # 1714 B CMO
     5.250%, 05/15/09                    845        843
   FHLMC Class # 1543 TC CMO
     5.400%, 06/15/13                    770        768
   FHLMC Class # 1611 C CMO
     5.000%, 03/15/13                  1,000        995
   FHLMC Class # 1611 D CMO
     5.250%, 01/15/16                  1,000        988
   FHLMC Class # 1671 D CMO
     5.750%, 11/15/16                  1,000        995
   FHLMC Class # 1650 D CMO
     5.400%, 04/15/24                  1,000        993
   FNMA Class # 92-131 GA CMO
     7.000%, 05/25/97                    107        107
   FNMA Class # 93-11C CMO
     5.750%, 04/25/02                    171        171
   FNMA Class # 92-155 E CMO
     6.700%, 08/25/04                  2,000      2,008
   FNMA Class # 92-175 PE
     6.500%, 10/25/04                  1,250      1,251
   FNMA Class # G 93-9 C CMO
     5.500%, 03/25/10                     63         63
   FNMA Class # 93-207 B CMO
     4.850%, 06/25/10                    935        929
   FNMA Class # 93-20 C CMO
     5.700%, 08/25/12                    630        628
   FNMA Class # 92-132 PE CMO
     7.250%, 07/25/15                    485        486
   FNMA Class # 93-203 PD CMO
     5.250%, 08/25/15                  1,000        988
   FNMA Class # 94-76-C CMO
     5.000%, 12/25/17                  1,000        989
                                               --------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $15,667)                              15,623
                                               --------
--------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
--------------------------------------------------------
Non-Agency Mortgage-Backed Obligations--30.8%
   Countrywide Mortgage Backed
     Securities Class # 94-D
     A1 CMO
     5.906%, 03/25/24 (A)             $  587    $   585
   First Boston Mortgage Securities
     Class # 93-5 A13 CMO
     7.300%, 10/25/97                     49         49
   General Electric Mortgage Services
     Class # 94-7 A4 CMO
     5.500%, 02/25/09                  1,237      1,229
   Prudential Home Mortgage
     Securities Class # 93-43
     A1 CMO
     5.400%, 10/25/23                    947        932
   Prudential Home Mortgage
     Securities Class # 93-54
     A21 CMO
     5.500%, 01/25/24                  3,000      2,963
   Prudential Home Mortgage
     Securities Class # 93-57
     A2 CMO
     5.500%, 12/25/23                  1,500      1,491
   Residential Funding Mortgage
     Securities I Class # 93-S40
     A1 CMO
     5.838%, 11/25/23 (A)                983        977
   Residential Funding Mortgage
     Securities I Class # 93-S45
     A3 CMO
     6.750%, 12/25/23                    955        961
                                                 ------
Total Non-Agency Mortgage-
     Backed Obligations
     (Cost $9,252)                                9,187
                                                 ------

U.S. Government Agency Obligations--3.7%
   FHLMC
     5.324%*, 12/12/96                   600        599
   FNMA
     5.290%*, 12/06/96                   500        499
                                                 ------
Total U.S. Government
     Agency Obligations
     (Cost $1,099)                                1,098
                                                 ------

STATEMENT OF NET ASSETS                                                   CUFUND
November 30, 1996                                                    (Unaudited)

SHORT-TERM MATURITY PORTFOLIO (concluded)
-------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
-------------------------------------------------------
U.S. Treasury Obligations--12.4%
   U.S. Treasury Notes
     5.375%, 11/30/97                 $1,000    $   999
     5.125%, 02/28/98                  1,000        995
     6.000%, 05/31/98                  1,000      1,007
     5.000%, 02/15/99                    700        691
                                                -------
Total U.S. Treasury Obligations
     (Cost $3,675)                                3,692
                                                -------

Cash Equivalents--0.5%
   SEI Daily Income Trust
     Government Fund                      68         68
   SEI Daily Income Trust
     Treasury Fund                        89         89
                                                -------
Total Cash Equivalents
     (Cost $157)                                    157
                                                -------
Total Investments--99.8%
     (Cost $29,850)                              29,757
                                                -------
Other Assets and Liabilities, Net--0.2%              59
                                                -------
--------------------------------------------------------
                                                 Value
Description                                      (000)
--------------------------------------------------------
Net Assets:
   Portfolio Shares (unlimited
     authorization -- no par
     value) based on 3,027,463
     outstanding shares of
     beneficial interest                        $30,661
   Distributions in Excess of Net
     Investment Income                               (2)
   Accumulated Net Realized
     Loss on Investments                           (750)
   Net Unrealized Depreciation
     of Investments                                 (93)
                                                -------
Total Net Assets--100.0%                        $29,816
                                                =======
Net Asset Value, Offering Price and
     Redemption Price Per Share                 $  9.85
                                                =======

* Effective Yield at date of purchase
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
(A) Adjustable Rate Features. Rate shown on the Statement of Net Assets is the rate in effect on November 30, 1996.

   The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                                   CUFUND
November 30, 1996                                                    (Unaudited)

ADJUSTABLE RATE PORTFOLIO
-------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
-------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS--47.6%
   FHLMC Class # 1512-M CMO
     5.289%, 05/15/08 (A)           $  2,298   $  2,215
   FHLMC Class # 1546-FC CMO
     5.938%, 12/15/21 (A)              7,533      7,580
   FHLMC Class # 1611-G CMO
     5.938%, 05/15/21 (A)              6,503      6,527
   FHLMC Class 1671-J CMO
     5.838%, 12/15/22 (A)              8,751      8,761
   FHLMC Pool # 970021
     7.160%, 01/01/23 (A) (B)          7,393      7,564
   FHLMC Pool # 97003
     7.036%, 01/01/23 (A) (B)          3,594      3,653
   FNMA Class # 92-28F CMO
     5.906%, 05/25/07 (A)              1,135      1,141
   FNMA Class # 92-112 FC CMO
     6.106%, 06/25/18 (A)             16,500     16,634
   FNMA Pool # 165655
     6.930%, 05/01/22 (A) (B)            866        895
   FNMA Pool # 166291
     7.030%, 06/01/22 (A) (B)          2,910      2,981
   FNMA Pool # 169164
     7.389%, 06/01/22 (A) (B)            611        620
   FNMA Pool # 354900
     5.878%, 08/01/26 (A)              6,872      7,015
   FNMA Pool # 359751
     5.520%, 10/01/26 (A)              4,847      5,041
                                                -------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $70,392)                              70,627
                                                -------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS--40.7%
   Citicorp Mortgage Securities
     Class # 92-9 A4 CMO
     6.875%, 04/25/21 (A)                366        368
   DLJ Mortgage Acceptance
     Class # 94-Q1 1A1
     7.749%, 03/25/24 (A) (B)          2,892      2,932
   Fund America Investors II
     Class # 93-J M
     7.820%, 11/25/23 (A) (B)          1,747      1,764
   Merrill Lynch Mortgage Investments
     Class # 91-F A2
     6.278%, 06/15/16 (A) (B)          7,400      7,451
   Merrill Lynch Mortgage
     Investments Class # 92-C A2
     6.350%, 06/15/17 (A) (B)          7,000      7,000
   Prudential Home Mortgage
     Securities Class # 93-5
     A7 CMO
     6.138%, 03/25/00 (A)              5,477      5,472
--------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
--------------------------------------------------------
   Resolution Trust
     Class # 92-M4 A4 CMO
     6.175%, 09/25/21 (A)             $1,874     $1,878
   Resolution Trust
     Class # 92-16 A4 CMO
     7.513%, 08/25/22                  4,129      4,196
   Resolution Trust
     Class # 92-6 B9 CMO
     6.298%, 11/25/26 (A)              1,946      1,951
   Resolution Trust
     Class # 92-3 A4 CMO
     5.988%, 09/25/30 (A)              1,541      1,541
   Ryland Mortgage Securities
     Class # 92-L6 A2
     7.471%, 05/25/22 (A) (B)          1,447      1,455
   Ryland Mortgage Securities
     Class # 92-L9 A1B
     7.483%, 07/25/22 (A) (B)          5,000      5,034
   Ryland Mortgage Securities
     Class # 92-L9 A2
     7.480%, 07/25/22 (A) (B)          1,552      1,561
   Salomon Brothers Mortgage
     Securities VII Class # 92-2 A4
     7.092%, 06/25/22 (A) (B)          2,989      3,005
   Salomon Brothers Mortgage
     Securities VII Class # 92-4 A5
     7.374%, 09/25/22 (A) (B)          1,974      1,999
   Salomon Brothers Mortgage
     Securities VII Class # 92-6 A1
     7.329%, 11/25/22 (A) (B)          3,010      3,045
   Saxon Mortgage Securities
     Class # 92-1 A2
     7.559%, 09/25/22 (A) (B)            401        403
   Saxon Mortgage Securities
     Class # 92-3 A1
     7.423%, 11/25/22 (A) (B)          1,478      1,489
   Saxon Mortgage Securities
     Class # 93-1 A
     7.577%, 02/25/23 (A) (B)          3,316      3,340
   Sears Mortgage Securities
     Class # 93-3 F CMO
     6.325%, 07/25/20 (A)              1,330      1,334
   Securitized Assets Sales
     Class # 93-8 A2 CMO
     7.816%, 12/26/23 (A)              3,155      3,220
                                                -------
Total Non-Agency Mortgage-
     Backed Obligations
     (Cost $60,344)                              60,438
                                                -------

STATEMENT OF NET ASSETS                                                   CUFUND
November 30, 1996                                                    (Unaudited)

ADJUSTABLE RATE PORTFOLIO (concluded)
-------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--11.0%
   FHLMC
     5.324%*, 12/12/96                $4,400    $ 4,392
   FNMA
     5.290%*, 12/06/96                 5,000      4,995
   FRM
     5.340%*, 12/16/96                 7,000      6,983
                                                -------
Total U.S. Government
     Agency Obligations
     (Cost $16,374)                              16,370
                                                -------

CASH EQUIVALENTS--0.6%
   SEI Daily Income Trust
     Government Fund                     421        421
   SEI Daily Income Trust
     Treasury Fund                       505        505
                                                -------
Total Cash Equivalents
     (Cost $926)                                    926
                                                -------
TOTAL INVESTMENTS--99.9%
     (Cost $148,036)                            148,361
                                                -------
OTHER ASSETS AND LIABILITIES, NET--0.1%              67
                                                -------
--------------------------------------------------------
                                                 Value
Description                                      (000)
--------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 14,847,825
     outstanding shares of
     beneficial interest                       $148,805
   Distributions in Excess of Net
     Investment Income                              (16)
   Accumulated Net Realized Loss
     on Investments                                (686)
   Net Unrealized Appreciation of
     Investments                                    325
                                               --------
TOTAL NET ASSETS--100.0%                       $148,428
                                               ========
NET ASSET VALUE, OFFERING PRICE AND
     REDEMPTION PRICE PER SHARE                $  10.00
                                               ========

* Effective Yield at date of purchase
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FRM -- Farmer Mac Discount Note
(A) Adjustable Rate Features. Rate shown on the Statement of Net Assets is the rate in effect on November 30, 1996.
(B) Pass-Through Security

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                                   CUFUND
For the period ended November 30, 1996                               (Unaudited)

                                                       (IN THOUSANDS)
                                           -------------------------------------
                                           SHORT-TERM MATURITY  ADJUSTABLE RATE
                                                PORTFOLIO          PORTFOLIO
--------------------------------------------------------------------------------
Investment Income                               $  858             $4,530
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                         49                240
   Waiver of Investment Advisory Fees              (28)              (117)
   Administrator Fees                               19                 88
   Custodian Fees                                    1                  7
   Professional Fees                                 6                 29
   Registration Fees                                --                  2
   Insurance Fees                                   --                  1
   Trustee Fees                                      4                 18
   Printing Fees                                     2                  8
   Amortization of Deferred
     Organizational Costs                            7                  7
   Other                                             1                  4
--------------------------------------------------------------------------------
       Total Expenses                               61                287
--------------------------------------------------------------------------------
Net Investment Income                              797              4,243
--------------------------------------------------------------------------------
   Net Realized Gain/(Loss) on Investments           2                (12)
--------------------------------------------------------------------------------
   Net Unrealized Appreciation of Investments      283                482
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments    285                470
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
   from Operations                              $1,082             $4,713
================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.


   The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                                        CUFUND
                                                                     (Unaudited)

                                                                                                        (IN THOUSANDS)
                                                                                    ------------------------------------------------
                                                                                        SHORT-TERM MATURITY        ADJUSTABLE RATE
                                                                                             PORTFOLIO                PORTFOLIO
                                                                                    -----------------------  -----------------------
                                                                                     06/01/96    06/01/95     06/01/96    06/01/95
                                                                                    TO 11/30/96 TO 05/31/96  TO 11/30/96 TO 05/31/96
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                                             $   797     $ 1,792      $  4,243   $  9,330
   Net Realized Gain/(Loss) on Investments                                                 2         (32)          (12)       (21)
   Net Unrealized Appreciation of Investments                                            283         150           482        472
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                   1,082       1,910         4,713      9,781
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income                                                                (799)     (1,790)       (4,236)    (9,334)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued                                                           --          600           --       5,000
   Shares Issued in Lieu of Cash Distributions                                            66         151           294        662
   Cost of Shares Redeemed                                                            (1,166)     (5,288)       (6,103)   (14,496)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets from Capital Share Transactions                                (1,100)     (4,537)       (5,809)    (8,834)
------------------------------------------------------------------------------------------------------------------------------------
        Total Decrease in Net Assets                                                    (817)     (4,417)       (5,332)    (8,387)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                                30,633      35,050       153,760    162,147
------------------------------------------------------------------------------------------------------------------------------------
   End of Period (1)                                                                 $29,816     $30,633      $148,428   $153,760
====================================================================================================================================
Capital Share Transactions:
   Shares Issued                                                                           0          62             0        502
   Shares Issued in Lieu of Cash Distributions                                             7          15            30         66
   Shares Redeemed                                                                      (119)       (541)         (613)    (1,451)
------------------------------------------------------------------------------------------------------------------------------------
Net Capital Share Transactions                                                          (112)       (464)         (583)      (883)
====================================================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.


(1) Including distributions in excess of net investment income (000) of $(2) and $(0) for Short-Term Maturity Portfolio, $(16) and $(23) for Adjustable Rate Portfolio at November 30, 1996 and May 31, 1996, respectively.

                            The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS                                                      CUFUND
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                        (Unaudited)





                                 NET
           NET               REALIZED AND                               NET                NET
          ASSET               UNREALIZED  DIVIDENDS                    ASSET              ASSETS
          VALUE      NET        GAINS      FROM NET      CAPITAL       VALUE              END OF
        BEGINNING INVESTMENT (LOSSES)ON   INVESTMENT      GAINS       END OF     TOTAL    PERIOD
        OF PERIOD  INCOME    INVESTMENTS   INCOME     DISTRIBUTIONS   PERIOD    RETURN    (000)
---------------------------------------------------------------------------------------------------
Short-Term Maturity Portfolio
 For the six month period ended November 30,:
 1996*    $ 9.76    0.26        0.09       (0.26)          --         $ 9.85    3.61%+   $ 29,816
 For the years ended May 31,:
 1996       9.73    0.52        0.03       (0.52)          --           9.76    5.73       30,633
 1995       9.59    0.50        0.14       (0.50)          --           9.73    6.92       35,050
 1994      10.00    0.41       (0.38)      (0.41)        (0.03)         9.59    0.23       41,737
 1993(1)   10.00    0.44        0.01       (0.45)          --          10.00    4.77       20,288

Adjustable Rate Portfolio
 For the six month period ended November 30,:
 1996*    $ 9.96    0.28        0.04       (0.28)          --         $10.00    3.28%+   $148,428
 For the years ended May 31,:
 1996       9.94    0.59        0.02       (0.59)          --           9.96    6.29      153,760
 1995       9.96    0.53       (0.02)      (0.53)          --           9.94    5.25      162,147
 1994      10.02    0.37       (0.06)      (0.37)          --           9.96    3.19      183,486
 1993(1)   10.00    0.38        0.02       (0.38)          --          10.02    4.22      172,593
===================================================================================================


                                                 RATIO OF NET
                                      RATIO OF    INVESTMENT
                      RATIO OF NET    EXPENSES       INCOME
          RATIO OF     INVESTMENT    TO AVERAGE   TO AVERAGE
          EXPENSES       INCOME      NET ASSETS    NET ASSETS   PORTFOLIO
         TO AVERAGE    TO AVERAGE   (EXCLUDING    (EXCLUDING    TURNOVER
         NET ASSETS    NET ASSETS     WAIVERS)     WAIVERS)       RATE
----------------------------------------------------------------------------
Short-Term Maturity Portfolio For the six month period ended November 30,:
 1996*     0.40%         5.24%         0.59%        5.05%         26%
 For the years ended May 31,:
 1996      0.38          5.27          0.61         5.04          42
 1995      0.38          5.24          0.51         5.11          53
 1994      0.38          4.23          0.55         4.06         148
 1993(1)   0.39          4.69          0.64         4.44         188

Adjustable Rate Portfolio
  For the six month period ended November 30,:
  1996*    0.38%         5.66%         0.54%        5.50%         14%
  For the years ended May 31,:
  1996     0.39          5.92          0.53         5.78          23
  1995     0.38          5.34          0.51         5.21           4
  1994     0.38          3.70          0.51         3.57          67
  1993(1)  0.39          3.94          0.55         3.78          71
============================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) The Short-Term Maturity Portfolio and Adjustable Rate Portfolio commenced operations on June 15, 1992. Ratios and total returns for this period have been annualized.
 *  Ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized.


   The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                             CUFUND
November 30, 1996                                                    (Unaudited)

1. Organization:
CUFUND (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated November 22, 1991 and had no operations through June 14, 1992 other than those related to organizational matters and the sale of initial shares of beneficial interest to SEI Fund Resources (the "Administrator") on January 16, 1992.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company with two portfolios: the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio (the "Portfolios"). The Trust's prospectus provides a description of each Portfolio's investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     SECURITIES VALUATION--Investment securities of the Portfolios which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Gains and losses realized on sales of securities are determined on a first-in first-out (FIFO) basis. Interest income and expenses are recognized on the accrual basis. Purchase discounts and premiums are accreted and amortized over the life of each security and recorded as interest income using a method which approximates the effective interest method.

     DISTRIBUTIONS TO SHAREHOLDERS--Distributions of net investment income for each Portfolio are declared daily and paid monthly on the first business day. Any net realized capital gains will be distributed at least annually.

     FEDERAL INCOME TAXES--The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

     ORGANIZATION COSTS--The Trust incurred organization costs in connection with its start-up. These costs have been deferred in the accounts of the Portfolios and are being amortized on a straight-line basis over a period of sixty months commencing with operations. In the event that any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

NOTES TO FINANCIAL STATEMENTS (Concluded)                                 CUFUND
November 30, 1996                                                    (Unaudited)

     OTHER--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets.

3. Administrative and Distribution Agreements:

The Trust and the Administrator are parties to an administrative agreement dated May 1, 1992, under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate which is the greater of
 .09% of the average daily net assets of the Trust up to $750 million, and .0725% of the average daily net assets of the Trust exceeding $750 million, or $214,000. Certain officers of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.

SEI Financial Services Company (the "Distributor") acts as the distributor of the shares of the Trust. No compensation is paid to the Distributor for distribution services.

4. Investment Advisory and Custodian Agreements:

The Trust and Southwest Corporate Federal Credit Union (the "Adviser") are parties to an investment advisory agreement dated May 1, 1992, under which the Adviser receives an annual fee, which is calculated daily and paid monthly, at an annual rate of .32% of the average daily net assets of each Portfolio.

The Trust and CoreStates Bank, N.A. (the "Custodian") are parties to a custodial agreement dated May 1, 1992 under which the Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Portfolios.

5. Investment Transactions:

For the period ended November 30, 1996, purchases and sales of investment securities and United States Government Obligations (other than short-term securities) were as follows (000):

                    U.S. GOVERNMENT                   OTHER INVESTMENT
                      SECURITIES                         SECURITIES
              ----------------------------     ----------------------------
                PURCHASES         SALES         PURCHASES         SALES
              ---------------  -----------     ---------------  -----------
Short-Term
   Maturity
   Portfolio     $ 5,218         $ 3,939             $7            $1,483
Adjustable
   Rate
   Portfolio     $16,126         $15,199             $0            $9,242

The total cost of securities held for Federal income tax purposes at November 30, 1996 for the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio was not materially different from amounts reported for financial reporting purposes. The Short-Term Maturity Portfolio had net unrealized depreciation of $(92,808), which was composed of gross unrealized appreciation of $43,412 and gross unrealized depreciation of $(136,220) for tax purposes. The Adjustable Rate Portfolio had net unrealized appreciation of $325,179, which was composed of gross unrealized appreciation of $497,700 and gross unrealized depreciation of $(172,521) for tax purposes.

6. Variable Rate Financial Instruments:

The Adjustable Rate Portfolio's investment policies include investing, under normal circumstances, at least 65% of its assets in adjustable rate mortgage securities or other adjustable rate securities that have interest rates that reset at periodic intervals. Such securities may experience less price volatility due to changes in market interest rates than other debt securities. These investments include securities subject to interest rate caps as well as certain securities that adjust based upon an index whose movements may not correlate directly with market movements. Both of these items may influence the pricing of the security. As with other securities, the market values are adjusted on a daily basis.

                               INVESTMENT ADVISER
                    Southwest Corporate Federal Credit Union
                         7920 Belt Line Road, Suite 1100
                                Dallas, TX 75240

                                  ADMINISTRATOR
                               SEI Fund Resources
                            530 East Swedesford Road
                              Wayne, PA 19087-1658

                                   DISTRIBUTOR
                         SEI Financial Services Company
                            530 East Swedesford Road
                              Wayne, PA 19087-1658

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                             Philadelphia, PA 19103

                         INDEPENDENT PUBLIC ACCOUNTANTS
                               Arthur Andersen LLP
                               1601 Market Street
                           Philadelphia, PA 19103-2499





CU-F-009-01